Unaudited Consolidated Statements of (Loss) Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
REVENUES
Net pool revenues (note 11a)	$ 33,100	$ 93,197	$ 80,289	$ 207,139
Time-charter revenues (note 11a)	30,091	22,621	60,421	45,608
Voyage charter revenues	30,140	16,025	69,484	36,574
Other revenues (note 4)	15,458	14,303	29,080	28,474
Total revenues	108,789	146,146	239,274	317,795
Voyage expenses (note 11a)	(19,430)	(9,352)	(43,185)	(21,850)
Vessel operating expenses (note 11a)	(46,853)	(46,389)	(90,991)	(91,462)
Time-charter hire expense	(7,997)	(15,913)	(21,624)	(36,629)
Depreciation and amortization	(24,415)	(25,621)	(49,324)	(52,688)
General and administrative expenses (note 11a)	(8,365)	(9,503)	(17,253)	(18,974)
Loss on sale of vessels (note 12)	(142)	(6,420)	(4,569)	(6,420)
Income (loss) from operations	1,587	32,948	12,328	89,772
Interest expense	(7,076)	(7,341)	(14,382)	(15,612)
Interest income	360	26	439	52
Realized and unrealized loss on derivative instruments (note 7)	(1,560)	(3,750)	(1,099)	(11,531)
Equity (loss) income (note 5)	(28,027)	3,615	(26,900)	5,849
Other expense (note 8)	(2,761)	(1,899)	(4,150)	(4,547)
Net (loss) income	$ (37,477)	$ 23,599	$ (33,764)	$ 63,983
Per common share amounts (note 13)
- Basic (loss) earnings per share (usd per share)	$ (0.22)	$ 0.14	$ (0.21)	$ 0.39
- Diluted (loss) earnings per share (usd per share)	(0.22)	0.14	(0.21)	0.39
- Cash dividends declared (usd per share)	$ 0.03	$ 0.09	$ 0.06	$ 0.09
Weighted-average number of Class A and Class B common stock outstanding (note 13)
- Basic (shares)	169,963,717	156,208,917	167,173,392	156,146,287
- Diluted (shares)	169,963,717	156,446,895	167,173,392	156,469,816